USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited)

Besides the following listed Commodity Futures Contracts, Common Stocks and United States Treasury Obligations of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at March 31, 2024.

The following Commodity Futures Contracts of the Fund’s wholly-owned subsidiary were open at March 31, 2024:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Nickel Futures LN, June 2024 contracts	2	$193,590	Jun-24	$7,294	0.5%
LME Zinc Futures LX, June 2024 contracts	1	61,006	Jun-24	(127)	(0.0	)%(a)
SGX Iron Ore Futures SC, June 2024 contracts	2	24,210	Jun-24	(4,132)	(0.3)%
ICE ECX EMISSION Futures MO, December 2024 contracts	2	171,890	Dec-24	(40,125)	(2.7)%
	7	450,696		(37,090)	(2.5)%
United States Contracts
COMEX Silver Futures SI, May 2024 contracts	1	113,485	May-24	11,095	0.7%
COMEX Copper Futures HG, May 2024 contracts	2	191,450	May-24	8,900	0.6%
LME Aluminum Futures LA, June 2024 contracts	3	167,887	Jun-24	5,981	0.4%
CME Cobalt Fastmarket Futures CV, June 2024 contracts	5	165,126	Jun-24	(4,189)	(0.3)%
CME Cobalt Fastmarket Futures CV, September 2024 contracts	5	205,581	Sep-24	(39,463)	(2.6)%
CME Lithium LiOH Futures, October 2024 contracts	4	76,000	Oct-24	(7,800)	(0.5)%
CME Lithium LiOH Futures, November 2024 contracts	4	76,000	Nov-24	(7,480)	(0.5)%
CME Lithium LiOH Futures, December 2024 contracts	4	76,000	Dec-24	(7,200)	(0.5)%
	28	1,071,529		(40,156)	(2.7)%
Total Open Commodity Futures Contracts(b)	35	$1,522,225		$(77,246)	(5.2)%

	Shares	Market Value	% of Total Net Assets
Common Stocks
Australia
Iluka Resources Ltd.	575	2,705	0.2%
Lynas Rare Earths Ltd.(c)	4,472	16,601	1.1%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Australia (continued)
Mineral Resources Ltd.	78	$3,606	0.2%
Pilbara Minerals Ltd.	3,984	9,955	0.7%
		32,867	2.2%
Brazil
Vale SA, ADR	100	1,219	0.1%
Chile
Sociedad Quimica y Minera de Chile SA, ADR	400	19,664	1.3%
China
Beijing Easpring Material Technology Co. Ltd. – Class A	200	1,048	0.1%
China Rare Earth Resources And Technology Co. Ltd. – Class A	1,000	3,719	0.2%
Ganfeng Lithium Group Co. Ltd. – Class H, 144A(d)	4,400	13,465	0.9%
Guangzhou Tinci Materials Technology Co. Ltd. – Class A	600	1,800	0.1%
Jinduicheng Molybdenum Co. Ltd. – Class A	11,600	17,878	1.2%
Ningbo Shanshan Co. Ltd. – Class A	100	161	0.0	%(e)
Shanghai Putailai New Energy Technology Co. Ltd. – Class A	7,275	19,108	1.3%
Shenghe Resources Holding Co. Ltd. – Class A	5,400	7,081	0.5%
Shenzhen Capchem Technology Co. Ltd. – Class A	300	1,405	0.1%
Shenzhen Dynanonic Co. Ltd. – Class A	120	626	0.0	%(e)
Tianqi Lithium Corp. – Class H	1,200	5,581	0.4%
Tongwei Co. Ltd. – Class A	600	2,041	0.1%
Xiangtan Electrochemical Scientific Co. Ltd. – Class A	2,200	2,682	0.2%
Xinte Energy Co. Ltd. – Class H(c)	2,800	3,742	0.3%
Youngy Co. Ltd. – Class A	400	2,122	0.1%
		82,459	5.5%
France
Eramet SA	139	10,576	0.7%
Germany
SGL Carbon SE(c)	6,808	51,138	3.4%
Wacker Chemie AG	52	5,871	0.4%
		57,009	3.8%
Japan
Nippon Carbon Co. Ltd.	600	20,972	1.4%
Nippon Denko Co. Ltd.	3,300	6,912	0.5%
Toho Titanium Co. Ltd.	100	1,034	0.1%
		28,918	2.0%
Jersey Island
Arcadium Lithium PLC(c)	2,043	9,037	0.6%

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

	Shares	Market Value	% of Total Net Assets
Common Stocks (continued)
Jersey Island (continued)
Arcadium Lithium PLC(c)	3,127	$13,477	0.9%
		22,514	1.5%
Netherlands
AMG Critical Materials NV	25	568	0.0	%(e)
Norway
Elkem ASA, 144A(c)(d)	5,507	10,822	0.7%
South Korea
Ecopro BM Co. Ltd.(c)	6	1,237	0.1%
L&F Co. Ltd.(c)	5	654	0.0	%(e)
		1,891	0.1%
United States
Albemarle Corp.	200	26,348	1.8%
GrafTech International Ltd.	9,600	13,248	0.9%
MP Materials Corp.(c)	700	10,010	0.7%
Tronox Holdings PLC	200	3,470	0.2%
		53,076	3.6%
Total Common Stocks
(Cost $435,113)		$321,583	21.5%

	Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States Treasury Obligations
U.S. Treasury Bill, 5.29%, 4/25/2024	720,000	717,469	48.0%
Total Treasury Obligations
(Cost $717,469)		$717,469	48.0%
Total Investments
(Cost $1,152,582)		$961,806	64.3%
Other Assets in Excess of Liabilities		532,184	35.7%
Total Net Assets		$1,493,990	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Collateral amounted to $293,018 on open commodity futures contracts.
(c)	Non-income producing security.
(d)	Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased) subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid. Total fair value of Rule 144A securities amounts to $24,287, which represents 1.6% of net assets as of March 31, 2024.
(e)	Position represents less than 0.05%.

USCF ETF TRUST

USCF SUSTAINABLE BATTERY METALS STRATEGY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT MARCH 31, 2024 (unaudited) (continued)

Summary of Investments by Country^
United States	74.2%
China	7.9
Germany	5.5
Australia	3.2
Japan	2.8
Jersey Island	2.2
Chile	1.9
Norway	1.0
France	1.0
South Korea	0.2
Brazil	0.1
Netherlands	0.0 (e)
100.0%

Summary of Investments by Sector^
Government	69.0%
Basic Materials	27.8
Industrial	2.6
Energy	0.6
100.0%

^	As a percentage of total investments.